Intangible Assets - Schedule of Changes in Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Opening balance	€ 1,484	€ 1,567
Additions	72	93
Capitalised expenses	192	195
Amortisation	(179)	(187)	€ (270)
Impairments	(30)	(45)
Exchange rate differences	(87)	(83)
Disposals	(9)	(9)
Changes in the composition of the group and other changes	26	(47)
Closing balance	1,469	1,484	1,567
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	2,688
Closing balance	2,748	2,688
Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(1,164)
Closing balance	(1,248)	(1,164)
Accumulated impairments [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(40)
Closing balance	(31)	(40)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	903	985
Exchange rate differences	(87)	(82)
Closing balance	816	903	985
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	903
Closing balance	816	903
Software and other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	571	567
Additions	72	93
Capitalised expenses	192	195
Amortisation	(173)	(182)
Impairments	(30)	(45)
Exchange rate differences		(1)
Disposals	(9)	(9)
Changes in the composition of the group and other changes	25	(47)
Closing balance	648	571	567
Software and other intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	1,756
Closing balance	1,902	1,756
Software and other intangible assets [member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(1,147)
Closing balance	(1,225)	(1,147)
Software and other intangible assets [member] | Accumulated impairments [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(38)
Closing balance	(29)	(38)
Other [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	10	15
Amortisation	(6)	(5)
Changes in the composition of the group and other changes	1
Closing balance	5	10	€ 15
Other [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	29
Closing balance	30	29
Other [Member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(17)
Closing balance	(23)	(17)
Other [Member] | Accumulated impairments [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(2)
Closing balance	€ (2)	€ (2)